Note 1 - Description of Business and Summary of Significant Accounting Policies (Details Textual) - USD ($)	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016
Cash, Uninsured Amount	$ 0	$ 458,000
Cash Equivalents, at Carrying Value, Total	0	0
Selling, General and Administrative Expenses [Member]
Shipping and Handling Costs	2,200,000	1,900,000	$ 1,800,000
Research and Development Expense, Total	1,300,000	1,300,000	1,300,000
Advertising Expense	$ 250,000	$ 313,000	$ 237,000
Building [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life	30 years
Building [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life	39 years
Building Improvements [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life	3 years
Building Improvements [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life	7 years